Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay N Portfolio

December 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 74.6%
Long-Term Municipal Bonds – 74.6%
American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	$	180	$191,078

Colorado – 0.1%
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050		100	105,620

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group) Series 2020 5.00%, 12/15/2026(a)		100	99,358
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2032		100	68,174

			167,532

Guam – 2.1%
Antonio B Won Pat International Airport Authority Series 2021-A 3.099%, 10/01/2028		100	89,346
3.339%, 10/01/2030		150	128,706
Guam Power Authority Series 2022-A 5.00%, 10/01/2028		1,000	1,073,082
Territory of Guam Series 2019 5.00%, 11/15/2031		75	78,188
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026		100	104,023
5.00%, 12/01/2029		105	108,810
5.00%, 12/01/2030		165	170,706
5.00%, 12/01/2032		155	160,426
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030		600	611,704
Series 2015-D 5.00%, 11/15/2025		265	269,962

			2,794,953

Illinois – 0.9%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2027		100	100,392
5.00%, 09/01/2033		100	99,614

	Principal Amount (000)		U.S. $ Value

Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2025	$	1,000	$1,033,535

			1,233,541

Kentucky – 0.2%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 5.00%, 02/01/2026		100	102,740
5.00%, 02/01/2030		100	109,090

			211,830

Michigan – 4.3%
City of Detroit MI Series 2018 5.00%, 04/01/2025		800	810,070
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2026		5,055	5,093,736

			5,903,806

Nevada – 0.2%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)		235	223,223

New Jersey – 0.1%
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		125	125,230

New York – 61.7%
Albany County Airport Authority Series 2020-B 5.00%, 12/15/2024		145	146,870
5.00%, 12/15/2025		145	149,170
5.00%, 12/15/2026		145	151,808
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2042(a)		245	251,852
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)		300	290,166
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029		1,000	600,000
City of New York NY Series 2014-A 5.00%, 08/01/2028		1,285	1,300,040
Series 2014-J 5.00%, 08/01/2027		1,085	1,097,700

	Principal Amount (000)		U.S. $ Value

Series 2018-E 5.00%, 03/01/2031	$	1,055	$1,156,066
Series 2021 1.396%, 08/01/2027		2,970	2,671,976
Corning City School District Series 2023-A 5.00%, 06/21/2024		1,000	1,007,338
County of Onondaga NY Series 2022 4.00%, 06/15/2040		1,145	1,188,230
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039		940	928,508
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.25%, 06/15/2042		1,000	997,628
Metropolitan Transportation Authority
Series 2017-C 5.00%, 11/15/2028		6,400	6,958,260
AGM Series 2021 4.161% (SOFR + 0.55%), 11/01/2032(b)		1,000	1,000,008
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)		370	368,734
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2030		955	1,028,016
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031		1,460	1,615,286
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-B 5.00%, 11/01/2026		4,000	4,023,410
Series 2015-C 5.00%, 11/01/2028		2,145	2,203,676
Series 2021 5.00%, 11/01/2024		4,415	4,494,602
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014
5.375%, 11/15/2040(a)		250	250,308
7.25%, 11/15/2044(a)		100	100,678
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019
2.45%, 09/15/2069		1,900	1,766,414
2.625%, 09/15/2069		320	295,684
2.80%, 09/15/2069		2,250	2,045,228

	Principal Amount (000)		U.S. $ Value

New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	$	3,000	$2,627,174
New York State Dormitory Authority Series 2021 1.187%, 03/15/2026 (Pre-refunded/ETM)		1,000	933,060
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2024(a)		700	702,424
New York State Dormitory Authority (New York and Presbyterian Hospital Obligated Group) Series 2023 5.00%, 08/01/2038		1,000	1,153,650
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039		1,000	1,003,232
4.00%, 05/01/2040		1,000	997,406
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014-A 5.00%, 02/15/2028 (Pre-refunded/ETM)		2,035	2,039,770
Series 2014-C 5.00%, 03/15/2029		3,000	3,009,820
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037		540	574,558
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2019-M 2.90%, 01/01/2035		2,000	1,740,960
Series 2021-O 4.00%, 01/01/2038		2,810	2,947,478
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029		275	314,250
New York Transportation Development Corp. (American Airlines, Inc.) Series 2021 3.00%, 08/01/2031		1,000	897,626
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030		2,065	2,119,350
5.00%, 01/01/2032		1,495	1,528,824
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 4.00%, 12/01/2042		2,000	1,899,358
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-B 3.50%, 11/01/2024(a)		600	592,522

	Principal Amount (000)		U.S. $ Value

Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2028	$	3,615	$3,637,266
Series 2019 5.00%, 11/01/2031		1,455	1,599,846
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050		470	472,986
Town of Oyster Bay NY Series 2023 5.00%, 03/08/2024		1,000	1,002,798
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050		2,265	2,362,000
Series 2021-A 2.511%, 05/15/2035		1,500	1,188,070
Series 2022 5.00%, 05/15/2034		500	600,256
5.00%, 05/15/2035		1,000	1,194,336
5.00%, 05/15/2036		1,000	1,183,712
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031		305	341,074
5.00%, 09/01/2032		415	463,782
5.00%, 09/01/2033		395	440,954
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2016-A 5.00%, 12/01/2026		5,575	5,939,218

			83,595,416

Ohio – 0.4%
Ohio Air Quality Development Authority (Pratt Paper OH LLC) Series 2017 3.75%, 01/15/2028(a)		530	524,909

Puerto Rico – 1.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024		48	47,074
Zero Coupon, 07/01/2033		414	257,928
4.00%, 07/01/2046		3	2,818
Series 2022-C 0.00%, 11/01/2043		18	9,752
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034		165	160,874
5.25%, 07/01/2036		215	215,818
5.25%, 07/01/2041		205	200,142
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)		725	736,244

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	$ 230	$228,594
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(c) (d)	745	521,500
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	133	130,388

		2,511,132

South Carolina – 1.5%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048 (Pre-refunded/ETM)	2,000	2,001,018

Texas – 0.1%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	100	100,009

Washington – 0.5%
Kalispel Tribe of Indians Series 2018-B 5.00%, 01/01/2032(a)	700	722,816

Wisconsin – 0.5%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)	165	166,606
5.00%, 10/01/2026(a)	180	183,170
5.00%, 10/01/2027(a)	155	158,813
5.00%, 10/01/2028(a)	105	108,118
5.00%, 10/01/2029(a)	100	103,164

		719,871

Total Municipal Obligations (cost $104,315,281)		101,131,984

	Shares

INVESTMENT COMPANIES – 19.2%
Funds and Investment Trusts – 19.2%
iShares Core MSCI EAFE ETF(e) (cost $24,686,841)	368,888	25,951,271

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 2.5%
United States – 2.5%
U.S. Treasury Notes 2.625%, 02/15/2029(f) (g) (cost $3,682,434)	$	3,543	$3,339,831

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.5%
Options on Equities indices – 0.5%
Euro STOXX 50 Index Expiration: Nov 2024; Contracts: 950; Exercise Price: EUR 3,650.00; Counterparty: UBS AG (d)	EUR	3,467,500	64,423
FTSE 100 Index Expiration: Dec 2024; Contracts: 200; Exercise Price: GBP 6,600.00; Counterparty: UBS AG (d)	GBP	1,320,000	25,146
Nikkei 225 Index Expiration: Nov 2024; Contracts: 13,000; Exercise Price: JPY 27,000.00; Counterparty: UBS AG (d)	JPY	351,000,000	53,245
S&P 500 Index Expiration: Dec 2024; Contracts: 7,500; Exercise Price: USD 3,950.00; Counterparty: UBS AG (d)	USD	29,625,000	540,421

Total Purchased Options - Puts (premiums paid $809,429)			683,235

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035 (cost $160,683)	$	144	137,601

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1M2 12.202% (SOFR + 6.86%), 08/25/2028(b) (cost $46,781)		45	48,132

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(e) (h) (i) (cost $3,023,358)	3,023,358	$3,023,358

Total Investments – 99.1% (cost $136,724,807)(j)		134,315,412
Other assets less liabilities – 0.9%		1,248,331

Net Assets – 100.0%		$135,563,743

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	23	March 2024	$2,354,855	$175,782
Euro STOXX 50 Index Futures	12	March 2024	601,829	(5,651)
FTSE 100 Index Futures	3	March 2024	296,605	5,980
MSCI Emerging Markets Futures	101	March 2024	5,220,185	245,770
Nikkei 225 (OSE) Futures	2	March 2024	474,468	3,251
S&P 500 E-Mini Futures	143	March 2024	34,463,000	1,228,730
S&P Mid 400 E-Mini Futures	6	March 2024	1,685,700	95,914
U.S. T-Note 2 Yr (CBT) Futures	27	March 2024	5,559,680	56,967
U.S. T-Note 10 Yr (CBT) Futures	70	March 2024	7,902,344	275,512
U.S. Ultra Bond (CBT) Futures	19	March 2024	2,538,281	214,166
Sold Contracts
Euro STOXX 50 Index Futures	57	March 2024	2,858,690	19,079
FTSE 100 Index Futures	43	March 2024	4,251,334	(94,396)
Hang Seng Index Futures	3	January 2024	329,103	(14,107)
MSCI Singapore IX ETS Futures	6	January 2024	130,798	(4,534)
OMXS 30 Index Futures	20	January 2024	476,153	(10,448)
S&P/TSX 60 Index Futures	4	March 2024	767,005	(6,456)
SPI 200 Futures	25	March 2024	3,230,499	(48,907)
TOPIX Index Futures	10	March 2024	1,678,014	4,587

				$2,141,239

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	EUR	5,123	USD	5,448	01/10/2024	$(209,040)
Bank of America, NA	JPY	204,709	USD	1,413	01/12/2024	(40,072)
Bank of America, NA	GBP	1,084	USD	1,358	01/25/2024	(23,439)
Bank of America, NA	NOK	14,724	USD	1,406	02/16/2024	(45,031)
Bank of America, NA	USD	1,358	NOK	14,724	02/16/2024	92,881
Barclays Bank PLC	NZD	1,459	USD	897	01/11/2024	(25,976)
Barclays Bank PLC	SEK	10,642	USD	1,022	02/16/2024	(35,222)
BNP Paribas SA	USD	1,516	CAD	2,054	01/10/2024	34,680
BNP Paribas SA	USD	855	NZD	1,468	01/11/2024	72,765
Deutsche Bank AG	USD	1,630	EUR	1,495	01/10/2024	20,660

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	JPY	124,319	USD	840	01/12/2024	$(42,875)
Deutsche Bank AG	CHF	3,273	USD	3,696	01/18/2024	(201,880)
Goldman Sachs Bank USA	EUR	533	USD	572	01/10/2024	(16,906)
Goldman Sachs Bank USA	USD	1,408	CAD	1,931	01/10/2024	49,019
Goldman Sachs Bank USA	USD	558	JPY	81,879	01/12/2024	23,727
Goldman Sachs Bank USA	USD	2,729	GBP	2,158	01/25/2024	21,593
HSBC Bank USA	USD	624	EUR	568	01/10/2024	3,660
JPMorgan Chase Bank, NA	EUR	1,004	USD	1,075	01/10/2024	(33,225)
Morgan Stanley Capital Services LLC	CAD	3,728	USD	2,769	01/10/2024	(45,615)
Morgan Stanley Capital Services LLC	USD	530	EUR	500	01/10/2024	21,605
Morgan Stanley Capital Services LLC	GBP	1,603	USD	1,991	01/25/2024	(52,196)
Morgan Stanley Capital Services LLC	CHF	889	USD	1,029	02/15/2024	(32,719)
State Street Bank & Trust Co.	CAD	373	USD	273	01/10/2024	(8,734)
State Street Bank & Trust Co.	EUR	339	USD	370	01/10/2024	(3,200)
State Street Bank & Trust Co.	USD	180	CAD	243	01/10/2024	3,688
State Street Bank & Trust Co.	USD	656	EUR	605	01/10/2024	13,083
State Street Bank & Trust Co.	USD	564	NZD	926	01/11/2024	21,237
State Street Bank & Trust Co.	JPY	294,446	USD	2,003	01/12/2024	(87,798)
State Street Bank & Trust Co.	USD	337	JPY	49,759	01/12/2024	16,659
State Street Bank & Trust Co.	USD	165	CHF	143	01/18/2024	5,153
State Street Bank & Trust Co.	AUD	364	USD	244	01/25/2024	(3,771)
State Street Bank & Trust Co.	GBP	76	USD	96	01/25/2024	(596)
State Street Bank & Trust Co.	USD	592	AUD	902	01/25/2024	22,860
State Street Bank & Trust Co.	USD	142	GBP	112	01/25/2024	539
State Street Bank & Trust Co.	NOK	25	USD	2	02/16/2024	(31)
State Street Bank & Trust Co.	SEK	3,465	USD	339	02/16/2024	(4,995)
UBS AG	CAD	1,558	USD	1,132	01/10/2024	(44,233)

						$(533,745)

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,900	01/15/2028	1.230%	CPI#	Maturity	$510,872	$—	$510,872
USD	1,125	01/15/2030	1.572%	CPI#	Maturity	187,223	—	187,223
USD	1,125	01/15/2030	1.587%	CPI#	Maturity	185,647	—	185,647
USD	180	01/15/2030	1.714%	CPI#	Maturity	27,555	—	27,555
USD	180	01/15/2030	1.731%	CPI#	Maturity	27,266	—	27,266
USD	1,000	01/15/2031	2.782%	CPI#	Maturity	59,646	—	59,646
USD	880	01/15/2031	2.680%	CPI#	Maturity	61,461	—	61,461
USD	770	01/15/2031	2.989%	CPI#	Maturity	29,816	—	29,816

						$1,089,486	$—	$1,089,486

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,000	04/19/2028	1 Day SOFR	3.496%	Annual	$(77,065)	$—	$(77,065)
USD	1,200	04/30/2030	1 Day SOFR	3.411%	Annual	(18,584)	—	(18,584)
USD	1,000	04/30/2030	1 Day SOFR	3.715%	Annual	4,690	—	4,690
USD	870	04/30/2030	1 Day SOFR	3.500%	Annual	(8,262)	—	(8,262)
USD	3,100	07/31/2030	1 Day SOFR	4.616%	Annual	200,033	—	200,033
USD	1,800	07/31/2030	1 Day SOFR	3.806%	Annual	21,728	—	21,728
USD	1,100	07/31/2030	1 Day SOFR	4.016%	Annual	28,398	—	28,398
USD	2,000	11/01/2030	1 Day SOFR	4.518%	Annual	122,266	—	122,266
USD	8,700	03/31/2033	3.120%	1 Day SOFR	Annual	371,598	—	371,598

						$644,802	$—	$644,802

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	14	$(1,803)	$(1,260)	$(543)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	46	(5,949)	(5,364)	(585)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3	(421)	(368)	(53)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8	(1,022)	(721)	(301)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	93	(12,079)	(10,492)	(1,587)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	56	(7,211)	(4,957)	(2,254)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	95	$(12,320)	$(8,700)	$(3,620)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	18	(2,283)	(2,050)	(233)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	32	(4,087)	(2,725)	(1,362)

						$(47,175)	$(36,637)	$(10,538)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	4,000	10/23/2026	2.310%	CPI#	Maturity	$212,029	$—	$212,029
Barclays Bank PLC	USD	1,000	10/23/2029	2.388%	CPI#	Maturity	46,114	—	46,114
Barclays Bank PLC	USD	3,000	12/04/2032	2.233%	CPI#	Maturity	328,110	—	328,110
Citibank, NA	USD	3,500	07/20/2027	2.104%	CPI#	Maturity	402,929	—	402,929
Deutsche Bank AG	USD	4,000	09/04/2025	1.818%	CPI#	Maturity	521,087	—	521,087
JPMorgan Chase Bank, NA	USD	2,500	03/02/2024	2.175%	CPI#	Maturity	265,975	—	265,975
JPMorgan Chase Bank, NA	USD	3,900	07/20/2024	1.995%	CPI#	Maturity	454,998	—	454,998
JPMorgan Chase Bank, NA	USD	3,000	11/04/2026	2.015%	CPI#	Maturity	370,675	—	370,675
JPMorgan Chase Bank, NA	USD	5,000	12/27/2028	2.009%	CPI#	Maturity	604,156	—	604,156
JPMorgan Chase Bank, NA	USD	1,000	01/15/2030	3.493%	CPI#	Maturity	(3,289)	—	(3,289)
JPMorgan Chase Bank, NA	USD	1,620	01/15/2032	3.325%	CPI#	Maturity	(8,663)	—	(8,663)
Morgan Stanley Capital Services LLC	USD	1,800	07/20/2032	2.158%	CPI#	Maturity	221,099	—	221,099

							$3,415,220	$—	$3,415,220

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	2,840	10/09/2029	1.125%	SIFMA*	Quarterly	$243,093	$—	$243,093

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	1,219	03/15/2024	$611

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $5,774,183 or 4.3% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2023.
(c)	Defaulted.
(d)	Non-income producing security.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,250,578 and gross unrealized depreciation of investments was $(5,669,805), resulting in net unrealized depreciation of $(4,580,773).

As of December 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.4% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGM – Assured Guaranty Municipal

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage–Backed Index

CMBS – Commercial Mortgage-Backed Securities

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Local Governments - US Municipal Bonds	$—	$101,131,984	$—	$101,131,984
Investment Companies	25,951,271	—	—	25,951,271
Governments - Treasuries	—	3,339,831	—	3,339,831
Purchased Options - Puts	—	683,235	—	683,235
Commercial Mortgage-Backed Securities	—	137,601	—	137,601
Collateralized Mortgage Obligations	—	48,132	—	48,132
Short-Term Investments	3,023,358	—	—	3,023,358

Total Investments in Securities	28,974,629	105,340,783	—	134,315,412
Other Financial Instruments(a):
Assets:
Futures	2,325,738	—	—	2,325,738
Forward Currency Exchange Contracts	—	423,809	—	423,809
Centrally Cleared Inflation (CPI) Swaps	—	1,089,486	—	1,089,486
Centrally Cleared Interest Rate Swaps	—	748,713	—	748,713
Inflation (CPI) Swaps	—	3,427,172	—	3,427,172
Interest Rate Swaps	—	243,093	—	243,093
Total Return Swaps	—	611	—	611

Investments in Securities:	Level 1	Level 2	Level 3	Total
Liabilities:
Futures	$(184,499)	$—	$—	$(184,499)
Forward Currency Exchange Contracts	—	(957,554)	—	(957,554)
Centrally Cleared Interest Rate Swaps	—	(103,911)	—	(103,911)
Credit Default Swaps	—	(47,175)	—	(47,175)
Inflation (CPI) Swaps	—	(11,952)	—	(11,952)

Total	$31,115,868	$110,153,075	$—	$141,268,943

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for three months ended December 31, 2023 is as follows:

Fund	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,624	$12,238	$10,839	$3,023	$14